Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Revenue from Major Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2016, 2015 and 2014 were:

Customer	2016	2015	2014
A	18%	-	-
B	12%	15%	-
C		47%	-
D	-	12%	-
E	-	10%	-
F	-	-	59%
G	-	-	29%
Total	30%	84%	88%